Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from operations before income taxes		$ (28,338)	$ (10,012)	$ (9,879)
Convertible loan interest accrued		272	50	12
Convertible loan interest paid as equity				21
Shares issued in lieu of fees		466	105	55
Share based payment – options		5,070	1,266	672
Share based payment – warrants		26		60
Bonus to be settled in equity		13,503
Net (increase) in related party receivables		(31)	(287)
Net increase in related party payables		1,145	436	144
Net (increase)/decrease in operating assets/other receivables		(437)	159	(180)
Net increase/(decrease) in operating liabilities /other liabilities		(972)	(23)	1,979
Depreciation		5	5	16
Loss on foreign exchange		237	165	(296)
Lease adjustment				3
Depreciation of right-of-use asset		86	248
Loss on disposal of right of use asset			71
Cash inflow from taxation			1,021	2,791
Impairment of SharDNA SPA		296
Gain from disposal of intellectual property		(2,663)
Net cash used in operating activities		(11,335)	(6,796)	(4,602)
PPE		(3)	(4)
Purchase of Act D		(120)
Net cash used in investing activities		(123)	(4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares	[1]	71,157		8,582
Proceeds from issuance of convertible loan notes		163	1,880
Proceeds from issuance of warrants		3,364		1,509
Proceeds from issuance of options		939
Repayment of leasing liabilities		(277)	(200)
Net cash provided by financing activities		75,346	1,680	10,091
Net increase/(decrease) in cash and cash equivalents		63,888	(5,120)	5,489
Cash and cash equivalent, beginning of period		200	5,304	64
Exchange difference		1,736	16	(249)
Cash and cash equivalent, end of period		$ 65,824	$ 200	$ 5,304

[1]	All cost of fundraises have been netted off against the proceeds in prior years for comparison purposes.